Statement to Securityholder
Ally Auto Receivables Trust 2023-1

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2023-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	7/19/2023

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2023-1

5. Collateral Summary	Collection Period, Begin:	1/1/2024
	Collection Period, End:	1/31/2024
6. Charge-Off and Delinquency Rates	Determination Date:	2/12/2024
	Distribution Date:	2/15/2024
7. Credit Instruments
ABS Investor Relations - Ally Bank as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com
9. Asset Representations Delinquency Triggers

10. Supplemental Disclosures
The Class A-1 Notes, Class B Notes, Class C Notes, and Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class A-1 Notes, Class B Notes, Class C Notes, and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
1. Distribution Summary

Class	CUSIP/	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
	CUSIP-RegS	Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)			(1) - (3) - (7) = (9)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007WAA6	233,020,000.00	0.00	5.59100000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007WAB4	372,010,000.00	367,275,589.33	5.76000000	29,317,271.87	1,762,922.83	N/A	31,080,194.70	0.00	0.00	337,958,317.46
A-3	02007WAC2	372,010,000.00	372,010,000.00	5.46000000	0.00	1,692,645.50	N/A	1,692,645.50	0.00	0.00	372,010,000.00
A-4	02007WAD0	69,800,000.00	69,800,000.00	5.27000000	0.00	306,538.33	N/A	306,538.33	0.00	0.00	69,800,000.00
B	02007WAE8	23,290,000.00	23,290,000.00	5.76000000	0.00	111,792.00	N/A	111,792.00	0.00	0.00	23,290,000.00
C	02007WAF5	19,410,000.00	19,410,000.00	5.96000000	0.00	96,403.00	N/A	96,403.00	0.00	0.00	19,410,000.00
D	02007WAG3	14,420,000.00	14,420,000.00	6.74000000	0.00	80,992.33	N/A	80,992.33	0.00	0.00	14,420,000.00
Certificates	02007WAH1	N/A	N/A	N/A	N/A	N/A	1,328,150.57	1,328,150.57	N/A	N/A	N/A
	Deal Totals	1,103,960,000.00	866,205,589.33		29,317,271.87	4,051,293.99	1,328,150.57	34,696,716.43	0.00	0.00	836,888,317.46

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Interest Carryover Shortfall Factor	Ending Note Pool Factor

A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	987.2734317	78.8077521	4.7389125	83.5466646	0.0000000	908.4656796
A-3	1,000.0000000	0.0000000	4.5500000	4.5500000	0.0000000	1,000.0000000
A-4	1,000.0000000	0.0000000	4.3916666	4.3916666	0.0000000	1,000.0000000
B	1,000.0000000	0.0000000	4.8000000	4.8000000	0.0000000	1,000.0000000
C	1,000.0000000	0.0000000	4.9666667	4.9666667	0.0000000	1,000.0000000
D	1,000.0000000	0.0000000	5.6166664	5.6166664	0.0000000	1,000.0000000

Beginning Aggregate Note Pool Factor:	784.6349409
Ending Aggregate Note Pool Factor:	758.0784788

Beginning Reserve Account Balance Factor:	1,000.0000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.0000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.0000000
Ending Reserve Account Balance Factor:	1,000.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2023-1

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	1/16/2024	2/14/2024	Actual/360	N/A	N/A	5.59100000	5.59100000	0.00
A-2	367,275,589.33	1/16/2024	2/14/2024	30/360	N/A	N/A	5.76000000	5.76000000	1,762,922.83
A-3	372,010,000.00	1/16/2024	2/14/2024	30/360	N/A	N/A	5.46000000	5.46000000	1,692,645.50
A-4	69,800,000.00	1/16/2024	2/14/2024	30/360	N/A	N/A	5.27000000	5.27000000	306,538.33
B	23,290,000.00	1/16/2024	2/14/2024	30/360	N/A	N/A	5.76000000	5.76000000	111,792.00
C	19,410,000.00	1/16/2024	2/14/2024	30/360	N/A	N/A	5.96000000	5.96000000	96,403.00
D	14,420,000.00	1/16/2024	2/14/2024	30/360	N/A	N/A	6.74000000	6.74000000	80,992.33

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) + (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	1,762,922.83	0.00	1,762,922.83	0.00
A-3	0.00	1,692,645.50	0.00	1,692,645.50	0.00
A-4	0.00	306,538.33	0.00	306,538.33	0.00
B	0.00	111,792.00	0.00	111,792.00	0.00
C	0.00	96,403.00	0.00	96,403.00	0.00
D	0.00	80,992.33	0.00	80,992.33	0.00
Deal Totals	0.00	4,051,293.99	0.00	4,051,293.99	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
4. Collections and Distributions

Collections
Receipts During the Period	35,076,061.17
Administrative Purchase Payments	0.00
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	363,724.67
Other Fees or Expenses Paid	0.00
Total Collections	35,439,785.84

Beginning Reserve Account Balance	2,772,351.62
Total Available Amount	38,212,137.46

Distributions
Total Available Amount	38,212,137.46
Basic Servicing Fee	741,569.41
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	3,762,106.66
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	111,792.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	96,403.00
Third Priority Principal Distributable Amount	481,043.42
Aggregate Class D Interest Distributable Amount	80,992.33
Fourth Priority Principal Distributable Amount	14,420,000.00
Reserve Account Deposit	2,772,351.62
Noteholders' Regular Principal Distributable Amount	14,416,228.45
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,328,150.57

Supplemental Servicing Fees	50,366.68
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	25,300.00

Statement to Securityholder
Ally Auto Receivables Trust 2023-1

5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
Deal Totals	Number of Receivables	50,424	44,420	43,491
	Aggregate Receivables Principal Balance	1,108,940,649.63	880,621,817.78	851,304,545.91
	Aggregate Amount Financed	1,121,998,940.08	889,883,292.39	860,131,032.92

There was one receivable with an Aggregate Receivables Principal Balance of $4,699.78 with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred, which was repurchased by the Seller in accordance with the terms of the Basic Documents during the Collection period.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average	Average	Average	Average	Average	Average	Average	Average	Average
	Coupon	Coupon	Coupon	Original	Original	Original	Remaining	Remaining	Remaining
				Maturity	Maturity	Maturity	Maturity	Maturity	Maturity
Deal Totals	8.68000000	8.69975504	8.70042901	69.39	69.61	69.64	59.78	53.68	52.82

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.49%	1.46%	1.52%	1.28%	1.40%	1.22%	1.17%	1.28%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder
Ally Auto Receivables Trust 2023-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	875,007,162.66	46	685,267.79	14,897.13	0.9398%	43,491	196	0.4507%
Preceding	904,376,570.63	24	359,327.59	14,971.98	0.4768%	44,420	177	0.3985%
Next Preceding	933,826,250.30	25	399,359.33	15,974.37	0.5132%	45,318	164	0.3619%
Third Preceding	965,430,633.36	32	398,261.11	12,445.66	0.4950%	Three Month Average		0.4037%
Four Month Average					0.6062%
B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total	Total Balance	Percent
	Financed	Charge-Offs		Stratification	Accounts		Delinquent
Totals	1,121,998,940.08	2,159,240.73	0.1924%	31 - 60 days	446	9,985,153.68	1.1609%
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables				61 - 90 days	154	3,470,445.29	0.4035%
Trust 2023-1 related to delinquencies, charge-offs or uncollectible accounts.				91 - 120 days	40	1,093,933.98	0.1272%
				> 120 days	2	63,066.51	0.0073%
There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.

				Bankruptcies		Total Accounts	Total Balance
				Prior Period[1]		74	1,355,676.96
				Additions		7	154,053.04
1. Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.				Removals[2]		5	60,447.50
2. Removals include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.				Ending Inventory		76	1,449,282.50

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,772,351.62	2,772,351.62	0.00	0.00	0.00	2,772,351.62	2,772,351.62

Statement to Securityholder
Ally Auto Receivables Trust 2023-1
8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,980,649.63
Current Overcollateralization	14,416,228.45
Overcollateralization Target	14,416,228.45

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
61+ Delinquencies	0.01%	0.10%	0.22%	0.27%	0.37%	0.44%	0.50%	0.54%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	2.80%	2.80%	2.80%	2.80%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	4.60%	4.60%	4.60%	4.60%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%	4.60%
61+ Delinquencies

10. Supplemental Disclosures

Number of Receivables extended during the current Collection Period	284
Other than as disclosed above in Section 10 of this Statement to Securityholder, there have been no material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.

This Servicer Certificate relates only to AART 2023-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2023-1 will perform in the future.

AART 2023-1 has not been structured with the objective of ensuring compliance with the requirements of the EU Securitization Regulation or the UK Securitization Regulation by any person. Prospective investors are responsible for analyzing their own regulatory position and should consult with their own investment and legal advisors regarding the application of the EU Securitization Regulation, the UK Securitization Regulation or other applicable regulations and the suitability of the notes for investment.